Note 36 - The COVID-19 pandemic, the oil and gas industry situation and their impact on Tenaris's operations and financial condition (Details Textual) $ in Millions	Dec. 31, 2021 USD ($)
Net cash position [member]
Unusual or Infrequent Item 1 [line items]
Total cash	$ 700